Subsequent events	12 Months Ended
Dec. 31, 2021
Subsequent events
Subsequent events

25.         Subsequent events

The Company has not made payments in full forthe June 2022 Senior Secured Notes, at maturity on June 29, 2022. The total amount due and payable (including principal and interests) under the June 2022 Senior Secured Notes is RMB545.3 million. The Company has been in negotiation with the sole beneficial holder of the Notes, who is a third party, with a view to resolving the matter soon. The Company has also engaged Alvarez & Marsal Corporate Finance Limited and Latham & Watkins LLP to advise on its related debt matters.